Share-based awards and other equity instruments - Narrative (Details)		12 Months Ended
	Oct. 22, 2020 EUR (€) grantee shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	Dec. 31, 2016 member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards affected, plan modification | shares	3,580,049
Number of grantees affected, plan modification | grantee	3
Incremental compensation expense, plan modification	€ 1,000,000.0
Share-based compensation		€ 15,100,000	€ 19,900,000	€ 20,700,000
Income tax benefit related to share-based compensation expense		0	0	0
Proceeds from exercise of option awards		87,000	€ 202,000	€ 161,000
Unrecognized share-based compensation expense		€ 14,500,000
Unrecognized share-based compensation expense, period for recognition		1 year 8 months 12 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term		10 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant | shares		34,711,009
Number of supervisory board in plan administration committee | member						2
Share-based payment award, term					10 years
Number of shares awarded (in shares) | shares		10,156,893	4,406,619